Cash Flow Information	12 Months Ended
Dec. 31, 2022
Disclosure of cash flow statement [Abstract]
Cash Flow Information	Cash Flow Information
A. Change in Non-Cash Operating Working Capital

Year ended Dec. 31	2022	2021	2020
(Use) source:
Accounts receivable	(869)	(28)	(79)
Prepaid expenses	—	9	2
Income taxes receivable	(61)	—	(4)
Inventory	6	42	6
Accounts payable, accrued liabilities and provisions	548	153	160
Income taxes payable	60	(2)	4
Change in non-cash operating working capital	(316)	174	89
B. Changes in Liabilities from Financing Activities

	Balance Dec. 31, 2021	Cash issuances(1)	Repayments and dividends paid(2)	New leases	Dividends declared	Foreign exchange impact	Other	Balance Dec. 31, 2022
Long-term debt and lease liabilities	3,267	981	(630)	40	—	39	(28)	3,669
Exchangeable securities	735	—	—	—	—	—	4	739
Dividends payable (common and preferred)	62	—	(97)	—	103	—	—	68
Total liabilities from financing activities	4,064	981	(727)	40	103	39	(24)	4,476
(1)    Includes $449 million net increase in borrowings under credit facilities and an increase in issuance of long-term debt of $532 million.
(2)    Includes a decrease of $621 million related to the repayment of long-term debt and a decrease in finance lease obligations of $9 million.

	Balance Dec. 31, 2020	Cash issuances(1)	Repayments and dividends paid(2)	New leases	Dividends declared	Foreign exchange impact	Other	Balance Dec. 31, 2021
Long-term debt and lease liabilities	3,361	173	(214)	1	—	(39)	(15)	3,267
Exchangeable securities	730	—	—	—	—	—	5	735
Dividends payable (common and preferred)	59	—	(87)	—	90	—	—	62
Total liabilities from financing activities	4,150	173	(301)	1	90	(39)	(10)	4,064
(1)    Includes an increase in issuance of long-term debt of $173 million.
(2)    Includes a net decrease of $114 million in borrowings under credit facilities, a decrease of $92 million related to the repayment of long-term debt and a decrease in finance lease obligations of $8 million.